Expense Example, No Redemption {- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-11 - Fidelity Advisor® Value Leaders Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Value Leaders Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	940
5 Years	1,217
10 Years	2,007
Fidelity Advisor Value Leaders Fund-Class M
Expense Example, No Redemption:
1 Year	488
3 Years	802
5 Years	1,143
10 Years	2,105
Fidelity Advisor Value Leaders Fund-Class C
Expense Example, No Redemption:
1 Year	193
3 Years	630
5 Years	1,100
10 Years	2,190
Fidelity Advisor Value Leaders Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	294
5 Years	515
10 Years	$ 1,150